GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS
NOTE 10:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company's business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, sales and business development. The Company follows ASC 280, "Segment Reporting."  Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the years ended December 31, 2017, 2016 and 2015 and long-lived assets as of December 31, 2017 and 2016:

	Year ended December 31,
	2017	2016	2015
Revenue from sales to customers:
Israel	$-	$-	$32
Europe	$-	712	9,245

Total revenue	$-	$712	$9,277

	December 31,
	2017	2016
Long-lived assets:
Israel	$3,523	$4,227
United States	1,124	1,738

Total long-lived assets	$4,647	$5,965

	Year ended December 31,
	2017	2016	2015
Sales to a single customer exceeding 10%:
Customer A	-	100%	99%